Income Taxes (Details) - Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Schedule of Reconciliation of the Statutory Tax Rate to the Effective Tax Rate [Abstract]
PRC statutory income tax rate	25.00%	25.00%	25.00%
Effect of different tax rates available to different jurisdictions	(5.70%)	(12.50%)	(14.80%)
Effect of non-deductible expenses	(28.20%)	0.00%	0.00%
Effect of change in valuation allowance and others	8.90%	(12.50%)	(10.20%)
Total	0.00%	0.00%	0.00%